Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Typically, the stock options granted annually to our executive officers vest in equal monthly installments over a period of four years and the restricted stock units granted to our executive officers vest over a period of three years, with one-third of the shares underlying the RSUs vesting on the one-year anniversary of the grant date and an additional one-third of shares underlying the RSUs vesting at the end of each successive one-year period thereafter. For new-hire grants, stock options granted to our executive officers may contain a cliff-vesting provision, with the option only vesting with respect to the first 25% of the shares underlying the award on the one-year anniversary of the grant, and vesting in equal monthly installments thereafter. From time to time, we may grant awards that are subject to alternative vesting periods or performance-based vesting criteria, such as the performance-based vesting criteria included in certain of Dr. Dugel’s 2025 equity compensation awards. Vesting ceases upon termination of service to the company, and exercise rights for options cease shortly thereafter. Prior to the exercise of a stock option or settlement of an RSU, the holder has no rights as a stockholder with respect to the shares subject to such award, including voting rights or the right to receive dividends or dividend equivalents. We have historically granted stock options with exercise prices that are set at no less than the fair market value of shares of our common stock on the date of grant as determined by reference to the closing market price of our common stock on such date. For equity awards for new executive hires, the awards are generally granted on the first day of employment. For annual equity awards, the awards are granted on the date the board of directors approve such awards following the annual compensation review process and recommendation by our compensation committee. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Vesting ceases upon termination of service to the company, and exercise rights for options cease shortly thereafter. Prior to the exercise of a stock option or settlement of an RSU, the holder has no rights as a stockholder with respect to the shares subject to such award, including voting rights or the right to receive dividends or dividend equivalents. We have historically granted stock options with exercise prices that are set at no less than the fair market value of shares of our common stock on the date of grant as determined by reference to the closing market price of our common stock on such date. For equity awards for new executive hires, the awards are generally granted on the first day of employment. For annual equity awards, the awards are granted on the date the board of directors approve such awards following the annual compensation review process and recommendation by our compensation committee. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have historically granted stock options with exercise prices that are set at no less than the fair market value of shares of our common stock on the date of grant as determined by reference to the closing market price of our common stock on such date. For equity awards for new executive hires, the awards are generally granted on the first day of employment. For annual equity awards, the awards are granted on the date the board of directors approve such awards following the annual compensation review process and recommendation by our compensation committee. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false